Total
Western Asset Bond ETF
WESTERN ASSET BOND ETF
Investment Goal
To maximize total return consistent with prudent investment management and liquidity needs.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Western Asset Bond ETF Western Asset Bond ETF
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total annual Fund operating expenses	0.35%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Western Asset Bond ETF Western Asset Bond ETF USD ($)
1 Year	$ 36
3 Years	$ 112

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The Fund invests in a portfolio comprised of debt instruments and fixed income securities of various maturities. As used in the Fund’s name, the Fund defines “bonds” as debt and fixed income securities of all types. Under normal market conditions, the Fund will seek its investment objective by investing at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities (Principal Investments). Securities that have economic characteristics and provide investment exposure similar to debt and fixed income securities will be counted towards the Fund’s 80% investment policy. As part of its 80% policy, the Fund intends to invest in derivatives that (i) provide exposure to the Principal Investments, (ii) are used to risk manage the Fund’s holdings, and/or (iii) are used to enhance returns. The risk management uses of derivatives will include managing (i) investment-related risks, (ii) risks due to fluctuations in securities prices or interest rates, (iii) risks due to the credit-worthiness of an issuer, and (iv) the effective duration of the Fund’s portfolio.

The types of derivatives in which the Fund will invest include swaps and security-based swaps, futures and options on futures, swaptions and security options. The Fund may also hold U.S. Treasury securities, cash and cash equivalents. Although the Fund may invest in debt and fixed income securities of any maturity, under normal market conditions, the target dollar-weighted average effective duration for the Fund is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the sub-advisor (generally, this range is 3-7 years). Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The types of fixed income securities in which the Fund may invest include corporate debt securities, U.S. and non-U.S. government securities, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”) (including commercial MBS (“CMBS”), residential MBS (“RMBS”) and non-agency collateralized mortgage obligations (“CMOs”)), collateralized debt obligations (“CDOs”) and mortgage dollar rolls. The fixed income securities and debt instruments in which the Fund may invest may pay fixed, variable or floating rates of interest. The Fund will not invest more than 10% of the Fund’s total assets in CDOs. The Fund will also not invest more than 20% of its total assets in bank loans including junior loans (e.g., debt instruments that are unsecured and subordinated).

The Fund may also invest in credit-linked securities. Credit-linked securities, which may be considered to be a type of structured investment, are debt securities that represent an interest in a pool of or are otherwise collateralized by, one or more corporate debt obligations or credit default swaps on corporate debt or bank loan obligations.

The Fund may invest up to 20% of its assets in below investment grade fixed income securities or debt instruments. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (“NRSRO”) (e.g., BBB- or higher or Baa3 or higher) or, if unrated, securities of comparable quality at the time of purchase (as determined by the sub-advisor). Securities rated below investment grade (e.g., BB+ to D or Baa1 to C) or, if unrated, securities of comparable quality at the time of purchase (as determined by the sub-advisor) are commonly known as “junk bonds” or “high yield securities.”

The Fund may invest in securities issued by both U.S. and non-U.S. issuers (including issuers in emerging markets) but the Fund will not invest more than 25% of its total assets in the securities or debt instruments of non-U.S. issuers. The Fund presently intends to limit its investments to U.S. dollar denominated securities.

The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may also hold equity securities of any type acquired in reorganizations of issuers of fixed income securities or debt instruments (“work out securities”), non-convertible preferred securities, warrants and exchange-traded funds (“ETFs”) that provide exposure to these investments.

Western Asset’s investment process combines top-down and bottom-up analyses. The Fund’s portfolio managers, with support from a broad investment management team (collectively, the “Investment Professionals”) conduct bottom-up fundamental research and provide input into the top-down perspectives. This top-down view translates into a set of strategies regarding duration, yield curve, country, currency and sector. The Investment Professionals provide fundamental analysis at sector and subsector levels. The Investment Professionals use a security-specific process in order to assess whether securities are mispriced or undervalued in their opinion and select securities for the Fund’s portfolio. The Investment Professionals also conduct an ongoing assessment of changing credit characteristics and of securities with characteristics such as assets perceived to be overlooked or under-appreciated, floating or fixed interest rates, credit quality and securities issued in mergers, as well as newly-issued securities. Using sector and issue analyses, the Investment Professionals select issues opportunistically in order to exploit perceived mispricings versus long-term fundamental value that exist in the market.

The subadviser monitors a broad set of factors that may prompt it to consider selling or reducing a position focused on the risk/reward characteristics of a credit.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The global outbreak of the novel strain of coronavirus, COVID-19 and its subsequent variants, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. The long-term impact on economies, markets, industries and individual issuers is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage-backed securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

Mortgage Securities and Asset-Backed Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Extension Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Floating Rate Corporate Investments Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Impairment of Collateral The value of collateral securing a loan or other corporate debt security may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund, or the collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

When-Issued and Delayed Delivery Transactions Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit-Linked Securities Credit-linked securities, which may be considered to be a type of structured debt investment, represent an interest in a pool of, or are otherwise collateralized by, one or more reference securities such as corporate debt obligations or credit default swaps thereon or bank loan obligations. The Fund may lose money investing in credit-linked securities if a credit event (for example, a bankruptcy or failure to pay interest or principal or a restructuring) occurs with respect to a reference security, if the underlying securities otherwise perform poorly, or if certain counterparties fail to satisfy their obligations. The market for credit-linked securities may suddenly become illiquid, making it difficult for the Fund to sell such securities promptly at an acceptable price.

Variable Rate Securities Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Cash/Cash Equivalents To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's sub-advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Portfolio Turnover Active and frequent trading will increase a shareholder’s tax liability and the Fund’s transaction costs, which could detract from Fund performance.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, the sub-advisor, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing redeeming shares or receiving distributions. The investment manager and the sub-advisor have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the investment manager or the sub-advisor. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, the sub-advisor, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The sub-advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid-ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.